Employees and directors, Share Based Payments to Directors (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Share based payments [Abstract]
Aggregate emoluments	$ 1,231.5	$ 1,187.3	$ 1,204.4
Directors [Member]
Share based payments [Abstract]
Aggregate emoluments	5.4	4.1	3.7
Aggregate gains made on the exercise of share options	0.0	0.3	79.7
Total	$ 5.4	$ 4.4	$ 83.4